Share-based payments - Additional information (Details)	3 Months Ended
	Mar. 31, 2020 Options $ / shares	Dec. 31, 2019 Options
Option plans
Number of instruments outstanding	2,397,600	2,449,498
2012 and 2019 Employee Stock Option Plan (ESOP)
Option plans
Number of instruments outstanding	2,068,775
Number of instruments vested	1,138,775
Number of instruments unvested	930,000
2015 Restricted Stock Unit Plan (RSU)
Option plans
Number of instruments outstanding	328,825	365,723
Number of instruments vested	701
Number of instruments unvested	328,124
Weighted average price for share options exercised | $ / shares	$ 0